Description of Organization and Business Operations (Details) - shares	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Description of Organization and Business Operations [Abstract]
Entity date of incorporation	Mar. 14, 2008
Entity date of Initial Public Offering	Jul. 01, 2008
Navios Holdings' voting interest in Navios Acquisition	43.40%
Navios Holdings' economic interest in Navios Acquisition	46.20%
Common stock shares outstanding	150,407,990	150,582,990
Navios Maritime Midstream Partners GP LLC | Common Unitholders
Description of Organization and Business Operations [Abstract]
Limited partnership interest in Navios Midstream	59.00%
Navios Maritime Midstream Partners GP LLC | General Partner Units
Description of Organization and Business Operations [Abstract]
General partner interest in Navios Midstream	2.00%
Series C Convertible Preferred Stock
Preferred stock shares outstanding	1,000	1,000